PREFERRED SHARES	12 Months Ended
Dec. 31, 2013
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
PREFERRED SHARES
PREFERRED SHARES

at December 31	Number of Shares Authorized and Outstanding	Annual Dividend Rate per Share	Redemption Price per Share	2013	2012
	(thousands)			(millions of Canadian dollars)[1]	(millions of Canadian dollars)[1]
Cumulative First Preferred Shares
Series 1	22,000	$1.15	$25.00	539	539
Series 3	14,000	$1.00	$25.00	343	343
Series 5	14,000	$1.10	$25.00	342	342
Series 7	24,000	$1.00	$25.00	589	—
				1,813	1,224

1	Net of underwriting commissions and deferred income taxes.
The holders of the Series 1 preferred shares are entitled to receive fixed cumulative dividends at an annual rate of $1.15 per share, payable quarterly, for the initial five-year period ending December 31, 2014. The dividend rate will reset on December 31, 2014 and every five years thereafter to a yield per annum equal to the sum of the then five-year Government of Canada bond yield and 1.92 per cent. The Series 1 preferred shares are redeemable by TransCanada on December 31, 2014 and on December 31 of every fifth year thereafter at a price of $25.00 per share plus all accrued and unpaid dividends.
The Series 1 preferred shareholders have the right to convert their shares into Series 2 cumulative redeemable first preferred shares on December 31, 2014 and on December 31 of every fifth year thereafter. The holders of Series 2 preferred shares will be entitled to receive quarterly floating rate cumulative dividends at a yield per annum equal to the sum of the then 90-day Government of Canada treasury bill rate and 1.92 per cent.
The holders of the Series 3 preferred shares are entitled to receive fixed cumulative dividends at an annual rate of $1.00 per share, payable quarterly, for the initial five-year period ending June 30, 2015. The dividend rate will reset on June 30, 2015 and every five years thereafter to a yield per annum equal to the sum of the then five-year Government of Canada bond yield and 1.28 per cent. The Series 3 preferred shares are redeemable by TransCanada on June 30, 2015 and on June 30 of every fifth year thereafter at a price of $25.00 per share plus all accrued and unpaid dividends.
The Series 3 preferred shareholders have the right to convert their shares into Series 4 cumulative redeemable first preferred shares on June 30, 2015 and on June 30 of every fifth year thereafter. The holders of Series 4 preferred shares will be entitled to receive quarterly floating rate cumulative dividends at a yield per annum equal to the sum of the then 90-day Government of Canada treasury bill rate and 1.28 per cent.
The holders of the Series 5 preferred shares are entitled to receive fixed cumulative dividends at an annual rate of $1.10 per share, payable quarterly, for the initial five-and-a-half-year period ending January 30, 2016. The dividend rate will reset on January 30, 2016 and every five years thereafter to a yield per annum equal to the sum of the then five-year Government of Canada bond yield and 1.54 per cent. The Series 5 preferred shares are redeemable by TransCanada on January 30, 2016 and on January 30 of every fifth year thereafter at a price of $25.00 per share plus all accrued and unpaid dividends.
The Series 5 preferred shareholders have the right to convert their shares into Series 6 cumulative redeemable first preferred shares on January 30, 2016 and on January 30 of every fifth year thereafter. The holders of Series 6 preferred shares will be entitled to receive quarterly floating rate cumulative dividends at a yield per annum equal to the sum of the then 90-day Government of Canada treasury bill rate and 1.54 per cent.
In March 2013, TransCanada completed a public offering of 24 million Series 7 cumulative redeemable first preferred shares at a price of $25 per share, resulting in gross proceeds of $600 million. The holders of the Series 7 preferred shares are entitled to receive fixed cumulative dividends at an annual rate of $1.00 per share, payable quarterly, for the initial six-year period ending April 30, 2019. The dividend rate will reset on April 30, 2019 and every five years thereafter to a yield per annum equal to the sum of the then five-year Government of Canada bond yield and 2.38 per cent. The Series 7 preferred shares are redeemable by TransCanada on April 30, 2019 and on April 30 of every fifth year thereafter at a price of $25.00 per share plus all accrued and unpaid dividends.
The Series 7 preferred shareholders have the right to convert their shares into Series 8 cumulative redeemable first preferred shares on April 30, 2019 and on April 30 of every fifth year thereafter. The holders of Series 8 preferred shares will be entitled to receive quarterly floating rate cumulative dividends at a yield per annum equal to the sum of the then 90-day Government of Canada treasury bill rate and 2.38 per cent.
Cash Dividends
The Company has paid preferred share cash dividends as follows:

	2013				2012		2011
at December 31 (millions of Canadian dollars, except per share amounts)	Cash Dividend Payments[1]		Annual Dividend Rate per Share		Cash Dividend Payments	Annual Dividend Rate per Share	Cash Dividend Payments (net of DRP)	Annual Dividend Rate per Share
Cumulative First Preferred Shares
Series 1	25		$1.15		25	$1.15	25	$1.15
Series 3	14		$1.00		14	$1.00	14	$1.00
Series 5	16		$1.10		16	$1.10	16	$1.10
Series 7	16	[2]	$1.00	[2]	—	—	—	—
	71				55		55

1	At December 31, 2013, there were dividends declared but not yet paid of $10 million (2012 - $4 million) included in Accounts Payable and Other (Note 13) which was paid on January 30, 2014.

2	For the year ended December 31, 2013, the cash dividend rate was prorated at $0.65 per share.